Shares of Common Stock Reserved for Future Issuance (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013
Class of Stock [Line Items]
Common stock reserved for future issuance	8,356
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	7,509
Equity Option [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	380
Stock Incentive Plan 2011 [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	467